Commitments and Contingent Liabilities - Commitments to Extend Credit, Participations Sold (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments to extend credit
Commitments
Participations sold to other institutions	$ 75.5	$ 72.7	$ 175.8
Standby letters of credit
Commitments
Participations sold to other institutions	$ 19.0	$ 18.0	$ 16.0